Net Defined Benefit Liabilities - Summary of Amount Recognized in the Statements of Financial Position (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [abstract]
Present value of defined benefit obligations	₩ 2,427,351	₩ 2,201,876
Fair value of plan assets	(2,069,710)	(1,643,046)
Liabilities	365,663	561,269
Assets in the statement of financial position	₩ 8,022	₩ 2,439